PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 7.2%
139,934
Activision Blizzard, Inc.
$ 12,872,529
1.9
1,689,914
AT&T, Inc.
24,993,828
3.8
366,517
(1)
Pinterest, Inc. - Class A
10,075,552
1.5
47,941,909
7.2
Consumer Discretionary : 2.5%
117,888  Las Vegas Sands
Corp.
6,467,336
0.9
37,362
McDonald's Corp.
10,504,326
1.6
16,971,662
2.5
Consumer Staples : 9.8%
389,397
Kenvue, Inc.
8,975,601
1.4
383,346
Kraft Heinz Co.
12,684,919
1.9
240,853  Mondelez International,
Inc. - Class A
17,163,185
2.6
273,585  Philip Morris
International, Inc.
26,280,575
3.9
65,104,280
9.8
Energy : 8.7%
311,007
BP PLC, ADR
11,563,240
1.7
62,750  Chesapeake Energy
Corp.
5,535,177
0.8
107,044
ConocoPhillips
12,741,447
1.9
64,948
EOG Resources, Inc.
8,353,612
1.3
181,793
Halliburton Co.
7,020,846
1.1
99,253
Valero Energy Corp.
12,892,965
1.9
58,107,287
8.7
Financials : 19.5%
163,326  Apollo Global
Management, Inc.
14,264,893
2.1
80,596  Arthur J Gallagher &
Co.
18,575,766
2.8
757,522
Bank of America Corp.
21,718,156
3.3
426,495  Bank of New York
Mellon Corp.
19,136,831
2.9
436,723  Equitable Holdings,
Inc.
12,577,622
1.9
216,322  Hartford Financial
Services Group, Inc.
15,536,246
2.3
175,470  Intercontinental
Exchange, Inc.
20,703,705
3.1
233,479
Truist Financial Corp.
7,132,784
1.1
129,646,003
19.5
Health Care : 17.8%
129,677
Abbott Laboratories
13,343,763
2.0
79,097
Alcon, Inc.
6,564,260
1.0
137,175
(1)
Boston Scientific Corp.
7,399,219
1.1
170,163  Bristol-Myers Squibb
Co.
10,490,549
1.6
57,987
Cigna Group
16,019,489
2.4
29,466
HCA Healthcare, Inc.
8,170,922
1.2
114,363
Johnson & Johnson
18,490,210
2.8
18,072
McKesson Corp.
7,451,447
1.1
52,780
Quest Diagnostics, Inc.
6,940,570
1.1
16,882  Thermo Fisher
Scientific, Inc.
9,404,962
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
34,125  Universal Health
Services, Inc. - Class B
$ 4,596,637
0.7
26,708
(1)
Vertex
Pharmaceuticals, Inc.
9,303,465
1.4
118,175,493
17.8
Industrials : 9.3%
61,215  Booz Allen Hamilton
Holding Corp.
6,936,272
1.0
156,208
Emerson Electric Co.
15,347,436
2.3
265,701  Howmet Aerospace,
Inc.
13,144,228
2.0
126,016
Ingersoll Rand, Inc.
8,771,974
1.3
23,559
Parker-Hannifin Corp.
9,821,747
1.5
19,255
(1)
Saia, Inc.
8,206,481
1.2
62,228,138
9.3
Information Technology : 9.5%
67,925
(1)
Advanced Micro
Devices, Inc.
7,181,031
1.1
2,349  Constellation Software,
Inc./Canada
4,825,011
0.7
86,791  Dolby Laboratories,
Inc. - Class A
7,331,236
1.1
165,138  Micron Technology,
Inc.
11,549,752
1.7
16,858
Paycom Software, Inc.
4,970,413
0.8
25,127  Roper Technologies,
Inc.
12,539,881
1.9
39,320
(1)
Salesforce, Inc.
8,707,807
1.3
63,264  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
5,919,612
0.9
63,024,743
9.5
Materials : 5.0%
31,416  Air Products and
Chemicals, Inc.
9,283,114
1.4
141,521
Alcoa Corp.
4,256,952
0.7
89,186  CF Industries
Holdings, Inc.
6,873,565
1.0
77,799
Crown Holdings, Inc.
7,208,855
1.1
19,229  Reliance Steel &
Aluminum Co.
5,479,496
0.8
33,101,982
5.0
Real Estate : 4.2%
84,800
Prologis, Inc.
10,532,160
1.5
53,652  Ryman Hospitality
Properties, Inc.
4,562,030
0.7
159,396
Welltower, Inc.
13,210,740
2.0
28,304,930
4.2
Utilities : 5.4%
69,999
DTE Energy Co.
7,236,497
1.1
249,748
NextEra Energy, Inc.
16,683,166
2.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Large Cap Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
194,635  Public Service
Enterprise Group, Inc.
$ 11,888,306
1.8
35,807,969
5.4
Total Common Stock
(Cost $589,871,012)
658,414,396
98.9
RIGHTS : 0.0%
Information Technology : 0.0%
2,349
(1)
Constellation Software,
Inc./Canada
1,304
0.0
Total Rights
(Cost $—)
1,304
0.0
WARRANTS : —%
Information Technology : —%
2,377
(2)
Constellation Software,
Inc./Canada
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $589,871,012)
658,415,700
98.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Mutual Funds : 1.0%
6,412,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $6,412,000) $ 6,412,000 1.0
Total Short-Term
Investments
(Cost $6,412,000)
6,412,000
1.0
Total Investments in
Securities
(Cost $596,283,012) $ 664,827,700 99.9
Assets in Excess of
Other Liabilities 834,197 0.1
Net Assets $ 665,661,897 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
3
Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 658,414,396 $ — $ — $ 658,414,396
Rights 1,304 — — 1,304
Warrants — — — —
Short-Term Investments 6,412,000 — — 6,412,000
Total Investments, at fair value $ 664,827,700 $ — $ — $ 664,827,700
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 91,372,191
Gross Unrealized Depreciation (22,827,504)
Net Unrealized Appreciation $ 68,544,687